Segment Information - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenue	$ 313,564	$ 338,160	$ 425,940
Segment operating profit/(loss)	6,872	(264)	9,324
Depreciation and amortization(Included depreciation from right of use assets)	(5,402)	(5,324)	(5,018)
Depreciation from right of use assets	(621)	(507)
Impairment of property, plant and equipment	(202)	(546)	(11)
Interest income	320	506	482
Interest expense	(615)	(845)	(1,200)
Income tax (expense)/benefit	(4,016)	(2,057)	(3,886)
Other disclosures
Capital expenditure	14,604	5,462	4,508
Total assets	338,119	298,911
Total liabilities	103,244	70,476
North Asia (Segment) [Member]
Revenues
Revenue	73,199	76,575	103,647
Thailand (Segment) [Member]
Revenues
Revenue	143,647	172,379	213,424
ROW (Segment) [Member]
Revenues
Revenue	96,718	89,206	108,869
Operating segments [Member]
Revenues
Segment operating profit/(loss)	9,845	2,620	12,467
Depreciation and amortization(Included depreciation from right of use assets)	(5,284)	(5,266)	(4,998)
Depreciation from right of use assets	(550)	(485)
Impairment of property, plant and equipment	(202)	(546)	(11)
Interest income	319	505	770
Interest expense	(540)	(822)	(1,179)
Income tax (expense)/benefit	(3,849)	(1,691)	(2,980)
Other disclosures
Capital expenditure	14,604	5,384	4,498
Total assets	327,226	291,576
Total liabilities	89,690	62,752
Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Segment operating profit/(loss)	3,087	1,237	5,234
Depreciation and amortization(Included depreciation from right of use assets)	(796)	(811)	(829)
Depreciation from right of use assets	(46)	(44)
Impairment of property, plant and equipment	0	(549)	0
Interest income	94	57	117
Interest expense	(178)	(239)	(397)
Income tax (expense)/benefit	(791)	(561)	(1,212)
Other disclosures
Capital expenditure	3,763	552	1,188
Total assets	52,436	49,379
Total liabilities	12,647	14,212
Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Segment operating profit/(loss)	11,250	3,042	9,539
Depreciation and amortization(Included depreciation from right of use assets)	(2,773)	(2,842)	(2,836)
Depreciation from right of use assets	0	0
Impairment of property, plant and equipment	(4)	3	(11)
Interest income	192	403	611
Interest expense	(105)	(481)	(748)
Income tax (expense)/benefit	(2,344)	(1,235)	(2,152)
Other disclosures
Capital expenditure	10,674	4,590	2,859
Total assets	173,967	165,579
Total liabilities	29,911	26,706
Operating segments [Member] | ROW (Segment) [Member]
Revenues
Segment operating profit/(loss)	(4,492)	(1,659)	(2,306)
Depreciation and amortization(Included depreciation from right of use assets)	(1,715)	(1,613)	(1,333)
Depreciation from right of use assets	(504)	(441)
Impairment of property, plant and equipment	(198)	0	0
Interest income	33	45	42
Interest expense	(257)	(102)	(34)
Income tax (expense)/benefit	(714)	105	384
Other disclosures
Capital expenditure	167	242	451
Total assets	100,823	76,618
Total liabilities	47,132	21,834
Corporate expense adjustments and eliminations [Member]
Revenues
Segment operating profit/(loss)	(2,973)	(2,884)	(3,143)
Depreciation and amortization(Included depreciation from right of use assets)	(118)	(58)	(20)
Depreciation from right of use assets	(71)	(22)
Impairment of property, plant and equipment	0	0	0
Interest income	1	1	(288)
Interest expense	(75)	(23)	(21)
Income tax (expense)/benefit	(167)	(366)	(906)
Other disclosures
Capital expenditure	0	78	10
Total assets	10,893	7,335
Total liabilities	13,554	7,724
External customers [Member]
Revenues
Revenue	313,564	338,160	425,940
External customers [Member] | Operating segments [Member]
Revenues
Revenue	313,564	338,160	425,940
External customers [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Revenue	73,199	76,575	103,647
External customers [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Revenue	143,647	172,379	213,424
External customers [Member] | Operating segments [Member] | ROW (Segment) [Member]
Revenues
Revenue	96,718	89,206	108,869
External customers [Member] | Corporate expense adjustments and eliminations [Member]
Revenues
Revenue	0	0	0
Intersegment [Member]
Revenues
Revenue	0	0	0
Intersegment [Member] | Operating segments [Member]
Revenues
Revenue	0	6	10,776
Intersegment [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Revenue	0	0	4,076
Intersegment [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Revenue	0	6	392
Intersegment [Member] | Operating segments [Member] | ROW (Segment) [Member]
Revenues
Revenue	0	0	6,308
Intersegment [Member] | Corporate expense adjustments and eliminations [Member]
Revenues
Revenue	$ 0	$ (6)	$ (10,776)